Balance Sheet Components - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Balance Sheet Components [Line Items]
Total accrued expenses	$ 104,111	$ 76,936	$ 68,621
R&D Expenses [Member]
Balance Sheet Components [Line Items]
Total accrued expenses	42,780	20,755	21,607
Employee Related Expenses [Member]
Balance Sheet Components [Line Items]
Total accrued expenses	20,965	38,552	29,113
Professional Services Expenses [Member]
Balance Sheet Components [Line Items]
Total accrued expenses	17,325	10,267	5,135
Other General and Administrative Expenses [Member]
Balance Sheet Components [Line Items]
Total accrued expenses	$ 23,041	$ 7,362	$ 12,766